Income Taxes - Net Deferred Tax Asset (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Intangible assets	$ 94.0	$ 104.4
Net operating loss carryforwards	5.0	27.5
Other temporary differences	2.8	2.9
Share-based compensation	3.2	2.4
Reserves for losses and loss adjustment expenses	8.4	9.1
Total deferred tax assets	113.4	146.3
Deferred tax liabilities:
Deferred policy acquisition costs	0.0	(23.5)
Fixed assets	(1.1)	(1.7)
Fixed maturity securities, available-for-sale	4.4	0.0
Total deferred tax liabilities	(5.5)	(25.2)
Valuation allowance	(2.2)	(2.2)
Net deferred tax asset	$ 105.7	$ 118.9	$ 90.0